Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Earnings (loss)	$ 497,000,000	$ (42,000,000)
Items not affecting cash:
Depreciation and amortization	133,000,000	136,000,000
Deferred income tax	10,000,000	20,000,000
Impairment of assets, net	13,000,000	10,000,000
Loss on disposal of assets, net	4,000,000	3,000,000
Other items	5,000,000	16,000,000
Cash flows from (used in) operations	674,000,000	154,000,000
Net change in non-cash operating working capital balances	(16,000,000)	(47,000,000)
Net change in taxes receivable and taxes payable	171,000,000	(88,000,000)
Cash flows from (used in) operating activities	829,000,000	19,000,000
Investing activities
Investment in property, plant and equipment	(102,000,000)	(146,000,000)
Investment in intangible assets	(4,000,000)	(4,000,000)
ERROR in label resolution.	(106,000,000)	(150,000,000)
Financing activities
Common share dividends paid	(72,000,000)	(86,000,000)
Repayments of borrowings	0	(240,000,000)
Payments to acquire or redeem entity's shares		(48,000,000)
Payments of lease liabilities, classified as financing activities	(12,000,000)	(10,000,000)
Proceeds from issuing shares	6,000,000	1,000,000
Cash flows from (used in) financing activities	(175,000,000)	20,000,000
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid	0	(9,000,000)
Cash Paid For Restructuring Activities	7,000,000	1,000,000
West Fraser transaction costs	2,000,000	0
Current legal proceedings provision	3,000,000	0
Foreign exchange revaluation on cash and cash equivalents held	0	3,000,000
Proceeds from issue of bonds, notes and debentures	0	350,000,000
Increase (decrease) during year	548,000,000	(108,000,000)
Balance, beginning of year	20,000,000	128,000,000
Balance, end of year	568,000,000	20,000,000
Payments for debt issue costs	(1,000,000)	(6,000,000)
Proceeds From (Repayments For) Accounts Receivable Securitization	(68,000,000)	68,000,000
Adjustments for increase (decrease) in derivative financial liabilities	$ 0	$ 10,000,000